Document and Entity Information	Sep. 29, 2020
Document and Entity Information
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	HYCROFT MINING HOLDING CORP
Entity Central Index Key	0001718405
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2657796
Entity Address, Address Line One	8181 E. Tufts Ave., Suite 510
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	253-3267
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true